Impairment - Summary of Carrying Amounts of Right-of-use Assets and Property and Equipment (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Carrying Amounts Of RightOfUse Assets and Property and Equipment [Line Items]
Right-of-use assets	¥ 54,337	¥ 46,279
Property and equipment	25,024		¥ 24,726	¥ 15,125
Strategic Business [member]
Carrying Amounts Of RightOfUse Assets and Property and Equipment [Line Items]
Right-of-use assets	13,074
Property and equipment	1,376
Total	¥ 14,450